CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUES:
Products	$ 0	$ 7,200	$ 10,630	$ 35,291	$ 39,391	$ 53,605
Services	2,519,426	2,779,410	7,800,326	8,584,063	11,054,779	10,158,772
Total Revenues	2,519,426	2,786,610	7,810,956	8,619,354	11,094,170	10,212,377
COST OF SALES:
Products	0	7,155	10,640	34,455	38,455	55,470
Services	1,935,790	1,818,268	6,276,445	5,528,645	7,155,038	5,856,531
Total Costs of Sales	1,935,790	1,825,423	6,287,085	5,563,100	7,193,493	5,912,001
Gross profit	583,636	961,187	1,523,871	3,056,254	3,900,677	4,300,376
EXPENSES:
Sales and marketing	1,186	17,633	14,431	17,738	178,539	55,882
Professional	462,732	717,321	1,209,851	1,472,043	2,077,770	1,888,047
Payroll and related	574,119	664,278	1,962,434	1,910,416	2,502,461	1,513,050
General and administrative	454,401	475,650	1,749,985	1,425,264	1,857,608	1,542,886
Research and development	36,485	0	36,485	1,000,000	1,000,000	0
Impairment of long lived assets and goodwill					2,702,996	949,872
Depreciation	160,641	263,683	480,344	781,050	1,054,702	591,069
Amortization	184,655	182,735	553,965	548,205	730,940	868,622
Total expenses	1,874,219	2,321,300	6,007,496	7,154,716	12,105,016	7,409,428
Loss from operations	(1,290,583)	(1,360,113)	(4,483,625)	(4,098,462)	(8,204,339)	(3,109,052)
OTHER INCOME (EXPENSE)
Derivative gain (expense)	(3,472,930)	223,229	(3,098,381)	(176,790)	1,140,323	(7,476,908)
Gain (loss) on debt extinguishment	722,200	0	722,200	1,252,131	1,252,131	0
Gain (loss) on debt conversions	0	0	0	(775,650)	(775,650)	138,815
Interest expense	(676,983)	(248,158)	(1,477,105)	(1,082,259)	(1,531,733)	(3,581,020)
Other expense	0	0	(334,908)	0
Total other income (expenses)	(3,427,713)	(24,929)	(4,188,194)	(782,568)	85,071	(10,919,113)
Net loss before income taxes	(4,718,296)	(1,385,042)	(8,671,819)	(4,881,030)	(8,119,268)	(14,028,165)
Income taxes	0	0	0	0	0	0
NET LOSS BEFORE NON-CONTROLLING INTERESTS	(4,718,296)	(1,385,042)	(8,671,819)	(4,881,030)	(8,119,268)	(14,028,165)
NET LOSS ATTRIBUTABLE TO NON- CONTROLLING INTERESTS	(1,940)	(19,860)	(71,214)	(19,860)	47,417	0
NET LOSS ATTRIBUTABLE TO TPT GLOBAL TECH, INC. SHAREHOLDERS	$ (4,716,356)	$ (1,365,182)	$ (8,600,605)	$ (4,861,170)	$ (8,071,851)	$ (14,028,165)
Loss per common share: Basic and diluted	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.10)
Weighted average number of common shares outstanding:
Basic and diluted	890,779,038	857,617,316	879,778,872	696,347,551	740,163,898	141,594,930